Note Popular, Inc. (Holding company only) financial information (Statement of Cash Flows) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions
Net income	$ 671,135	$ 618,158	$ 107,681
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries, net of dividends or distributions	0	0	0
Provision (reversal) for loan losses	165,779	228,072	325,424
Amortization of intangibles	9,370	9,326	9,378
Share-based compensation	12,303	10,521	0
Net accretion of discounts and amortization of premiums and deferred fees	(158,070)	(87,154)	(22,310)
Earnings from investments under the equity method, net of dividends or distributions	(28,011)	(24,217)	(18,247)
Deferred income tax expense	141,332	(12,320)	207,428
Early extinguishment of debt	0	12,522	0
Net decrease (increase) in:
Equity securities	(8,032)	(1,622)	(1,269)
Net (decrease) increase in:
Interest payable	(284)	(9,786)	2,549
Other liabilities	(116,443)	(226,244)	28,279
Total adjustments	34,232	229,345	528,803
Net cash (used in) provided by operating activities	705,367	847,503	636,484
Cash flows from investing activities:
Net decrease in money market investments	905,558	1,083,515	(2,366,932)
Capital Contribution Subsidiaries	0	0	0
Net (disbursements) repayments on loans	(641,029)	(6,665)	(398,676)
Return of capital from wholly owned subsidiaries	0	0	0
Acquisition of loan portfolios	(619,737)	(601,550)	(535,534)
Payments to acquire other intangible	(10,382)	0	0
Acquisition of premises and equipment	(75,665)	(80,549)	(62,697)
Proceeds from sale of:
Premises and equipment and other productive assets	18,608	9,185	9,753
Foreclosed assets	107,881	105,371	96,540
Net cash (used in) provided by investing activities	(4,169,852)	(4,390,667)	(5,351,738)
Cash flows from financing activities:
Payments of notes payable	(210,377)	(755,966)	(95,607)
Payments for debt extinguishment	0	12,522	0
Proceeds from issuance of notes payable	75,000	473,819	55,000
Proceeds from issuance of common stock	8,719	7,268	7,016
Dividends paid	(115,810)	(105,441)	(95,910)
Net payments for repurchase of common stock	(250,581)	(125,264)	(75,664)
Payments related to tax witholding for share-based compensation	(5,431)	(2,201)	(1,756)
Net cash (used in) provided by financing activities	3,455,557	3,533,786	4,753,687
Net (decrease) increase in cash and due from banks, and restricted cash	(8,928)	(9,378)	38,433
Cash and due from banks and restricted cash at beginning of period	403,251	412,629	374,196
Cash and due from banks and restricted cash at end of period	394,323	403,251	412,629
Popular, Inc. Holding Co.
Condensed Financial Statements, Captions
Net income	671,135	618,158	107,681
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries, net of dividends or distributions	(277,062)	(208,763)	69,070
Provision (reversal) for loan losses	256	(251)	403
Amortization of intangibles	96	41	0
Share-based compensation	7,927	7,441	0
Net accretion of discounts and amortization of premiums and deferred fees	1,240	2,022	2,086
Earnings from investments under the equity method, net of dividends or distributions	(14,948)	(14,333)	(7,765)
Deferred income tax expense	0	0	0
Early extinguishment of debt	0	12,522	0
Net decrease (increase) in:
Equity securities	(4,051)	(1,583)	(1,346)
Other assets	1,134	344	8,696
Net (decrease) increase in:
Interest payable	0	(10,288)	0
Other liabilities	2,508	8,059	3,230
Total adjustments	(282,900)	(204,789)	74,374
Net cash (used in) provided by operating activities	388,235	413,369	182,055
Cash flows from investing activities:
Net decrease in money market investments	(45,000)	70,000	6,000
Capital Contribution Subsidiaries	(9,000)	(87,000)	(5,955)
Net (disbursements) repayments on loans	677	536	181
Return of capital from wholly owned subsidiaries	(13,000)	(13,000)	(22,400)
Acquisition of loan portfolios	0	0	(31,909)
Payments to acquire other intangible	0	0	(5,560)
Acquisition of premises and equipment	(1,289)	(1,099)	(965)
Proceeds from sale of:
Premises and equipment and other productive assets	3	293	23
Foreclosed assets	0	0	38
Net cash (used in) provided by investing activities	(41,609)	(4,270)	(15,747)
Cash flows from financing activities:
Payments of notes payable	0	(448,518)	0
Payments for debt extinguishment	0	12,522	0
Proceeds from issuance of notes payable	0	293,819	0
Proceeds from issuance of common stock	13,451	11,653	7,016
Dividends paid	(115,810)	(105,441)	(95,910)
Net payments for repurchase of common stock	(250,571)	(125,731)	(75,668)
Payments related to tax witholding for share-based compensation	(5,420)	(2,201)	(1,756)
Net cash (used in) provided by financing activities	(358,350)	(388,941)	(166,318)
Net (decrease) increase in cash and due from banks, and restricted cash	(11,724)	20,158	(10)
Cash and due from banks and restricted cash at beginning of period	68,278	48,120	48,130
Cash and due from banks and restricted cash at end of period	$ 56,554	$ 68,278	$ 48,120